Assets and Liabilities Held for Sale and Discontinued Operations - Results of Operations (Details) - USD ($) $ in Thousands		6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses		$ (8,466)	$ (23,500)
Voyage, charterhire and commission expenses		(1,229)	(3,215)
Administrative income/(expenses)		1,757	(380)
Project development expenses		(62)	(124)
Depreciation and amortization		(5,745)	(21,718)
Impairment of long-lived assets		(218,349)	0
Other operating income		4,374	2,770
Operating income		(188,999)	37,107
Other non-operating losses		0	(31)
Interest income		4	4
Interest expense		(4,725)	(11,205)
Other financial items, net		(787)	(171)
Income taxes		(385)	(139)
(Loss)/income from discontinued operations		(194,892)	25,565
Gain on disposal of discontinued operations		(10,060)	0
Net income from discontinued operations		(204,952)	25,565
Assets and liabilities disposed		355,400
Cash sale proceeds		218,200
Discontinued operation, consideration, value of shares received		127,100
CoolCo | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		37,289	83,274
CoolCo | Vessel and other management fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		1,432	0
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses		(2,821)	(4,030)
Voyage, charterhire and commission expenses		(3,681)	(6,067)
Administrative expenses		(1)	(24)
Depreciation and amortization		(2,955)	(3,546)
Operating income		4,117	2,067
Interest income		0	2
Interest expense		(4,649)	(1,241)
Other financial items, net		(167)	(118)
(Loss)/income from discontinued operations		(699)	710
Gain on disposal of discontinued operations		123,299	0
Net income from discontinued operations		122,600	710
Cash sale proceeds	$ 350,000
Working capital adjustment	2,500
Net investment value	229,000
Fees incurred in relation to disposal	$ 200
Golar LNG NB 13 Corporation | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 13,575	$ 15,734